SCHEDULE OF ADVANCES TO SUPPLIERS, NET (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advance to suppliers for products and services	$ 1,273,121	$ 1,175,059
Less: allowance for expected credit losses	(305,370)	(393,469)
Advance to suppliers, net	$ 967,751	$ 781,590